UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    4/26/2004
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            71
                                         ------------
Form 13F Information Table Value Total:  $154,690,517
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America Corp           COM              60505104  17419281  205853          Sole    Sole        0      0    0
American International Group   COM              26874107   5772855   80988          Sole    Sole        0      0    0
General Electric Co            COM              369604103  5149825  158945          Sole    Sole        0      0    0
Microsoft Corp                 COM              594918104  4975776  174222          Sole    Sole        0      0    0
Honeywell Intl Inc             COM              438516106  4793753  130870          Sole    Sole        0      0    0
Exxon Mobil Corp Com           COM              30231G102  4714580  106160          Sole    Sole        0      0    0
Pfizer Inc                     COM              717081103  4702583  137182          Sole    Sole        0      0    0
J P Morgan Chase & Co.         COM              46625H100  4625938  119317          Sole    Sole        0      0    0
CitiGroup                      COM              172967101  4361451   93795          Sole    Sole        0      0    0
3M Co Com                      COM              88579Y101  4290124   47663          Sole    Sole        0      0    0
Northrop Grumman Corp          COM              666807102  4138549   77068          Sole    Sole        0      0    0
Wrigley Wm JR Co               COM              982526105  4040177   64079          Sole    Sole        0      0    0
Merck & Co Inc                 COM              589331107  3991957   84041          Sole    Sole        0      0    0
Medtronic Inc                  COM              585055106  3904521   80142          Sole    Sole        0      0    0
Goldman Sachs Group            COM              38141G104  3791446   40266          Sole    Sole        0      0    0
Amgen                          COM              31162100   3721087   68189          Sole    Sole        0      0    0
Viacom Inc Non Vtg Cl B        COM              925524308  3672162  102804          Sole    Sole        0      0    0
Intel Corp                     COM              458140100  3660733  132635          Sole    Sole        0      0    0
Walgreen Co                    COM              931422109  3645373  100673          Sole    Sole        0      0    0
Procter & Gamble Co            COM              742718109  3496428   64225          Sole    Sole        0      0    0
Time Warner                    COM              887315109  3396841  193222          Sole    Sole        0      0    0
Eli Lilly & Co                 COM              532457108  3384716   48415          Sole    Sole        0      0    0
Cooper Cameron Corp            COM              216640102  3200443   65718          Sole    Sole        0      0    0
Liberty Media New Ser A        COM              530718105  3168985  352501          Sole    Sole        0      0    0
Cisco Systems Inc              COM              17275R102  2903242  122500          Sole    Sole        0      0    0
Texas Instruments Inc.         COM              882508104  2830381  117055          Sole    Sole        0      0    0
Dow Chem Co                    COM              260543103  2702277   66395          Sole    Sole        0      0    0
Target Corp                    COM              87612E106  2538115   59763          Sole    Sole        0      0    0
Dominion Res Inc Va            COM              25746U109  2484090   39380          Sole    Sole        0      0    0
International Business Machine COM              459200101  2352390   26686          Sole    Sole        0      0    0
Chevrontexaco Corp             COM              166764100  2288191   24314          Sole    Sole        0      0    0
Applied Materials Inc.         COM              38222105   2268787  115636          Sole    Sole        0      0    0
Merrill Lynch & Co             COM              590188108  2240316   41503          Sole    Sole        0      0    0
Wal Mart Stores Inc            COM              931142103  1864749   35344          Sole    Sole        0      0    0
Novartis A G Spon Adr          COM              66987V109  1596138   35868          Sole    Sole        0      0    0
Intuit Incorporated            COM              461202103  1376065   35668          Sole    Sole        0      0    0
Johnson & Johnson              COM              478160104  1366043   24525          Sole    Sole        0      0    0
Weatherford International      COM              G95089101  1012050   22500          Sole    Sole        0      0    0
General Electric Co            COM              369604103   972000   30000          None    Defined1    0      0    0
Transocean                     COM              G90078109   903507   31220          Sole    Sole        0      0    0
Adv Neuromodulation Sys        COM              00757T101   836400   25500          Sole    Sole        0      0    0
Laboratory Corp Amer           COM              50540R409   833700   21000          Sole    Sole        0      0    0
Analog Devices Inc             COM              32654105    787676   16731          Sole    Sole        0      0    0
American Express Co N Y Com    COM              25816109    647388   12600          None    Defined1    0      0    0
Morgan Stanley Dean Witter & C COM              617446448   622686   11800          Sole    Sole        0      0    0
Pfizer Inc                     COM              717081103   565620   16500          None    Defined1    0      0    0
Vornado Realty Trust           COM              929042109   513990    9000          None    Defined1    0      0    0
Service Corp Intl              COM              817565104   426355   57850          Sole    Sole        0      0    0
Grant Prideco                  COM              38821G101   415350   22500          Sole    Sole        0      0    0
Southern Company               COM              842587107   374578   12850          Sole    Sole        0      0    0
WebMDCorp                      COM              94769M105   372800   40000          Sole    Sole        0      0    0
Mellon Financial Corp          COM              585509102   321164   10950          Sole    Sole        0      0    0
Exxon Mobil Corp Com           COM              30231G102   310870    7000          None    Defined1    0      0    0
Bank of America Corp           COM              60505104    296170    3500          None    Defined1    0      0    0
Chevrontexaco Corp             COM              166764100   282330    3000          None    Defined1    0      0    0
Southwest Airlines             COM              844741108   251550   15000          None    Defined1    0      0    0
Dow Chem Co                    COM              260543103   244200    6000          None    Defined1    0      0    0
CitiGroup                      COM              172967101   232500    5000          None    Defined1    0      0    0
Wells Fargo                    COM              949746101   228920    4000          None    Defined1    0      0    0
Liberty Media Intl Cl A        COM              530719103   224744    6058          Sole    Sole        0      0    0
Enterprise Prd Prtnrs Lp       COM              293792107   223125   10500          Sole    Sole        0      0    0
Honeywell Intl Inc             COM              438516106   219780    6000          None    Defined1    0      0    0
Procter & Gamble Co            COM              742718109   217760    4000          None    Defined1    0      0    0
Eli Lilly & Co                 COM              532457108   209730    3000          None    Defined1    0      0    0
Coca-Cola Company              COM              191216100   201920    4000          None    Defined1    0      0    0
Medtronic Inc                  COM              585055106   194880    4000          None    Defined1    0      0    0
Gillette Company               COM              375766102   190800    4500          Sole    Sole        0      0    0
Merck & Co Inc                 COM              589331107   190000    4000          None    Defined1    0      0    0
Kroger Company                 COM              501044101   182000   10000          Sole    Sole        0      0    0
Bank of New York Co Inc Com    COM              64057102    176880    6000          None    Defined1    0      0    0
Wells Fargo                    COM              949746101   176726    3088          Sole    Sole        0      0    0


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